Deposits - Maturities (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Due within:
2019	$ 198,609
2020	43,250
2021	34,054
2022	29,666
2023	15,992
Thereafter	0
Time Deposits, Total	$ 321,571